Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	$ 2,200,975	$ 276,325
Intangible assets	7,603,155	2,042,846
Goodwill	600,000
Investment in a joint venture	833,495	48,142
Right-of-use assets	296,538	169,769
Deferred tax assets	1,384
Total non-current assets	11,535,547	2,537,082
Current assets
Trade and other receivables	10,321,833	5,405,547
Cash and bank balances	3,117,087	649,972
Government grants		601,612
Accrued government grants	2,055,978
Contract assets	2,365,013	2,164,205
Amount due from related parties	239,262	1,666,909
Total current assets	18,099,173	10,488,245
TOTAL ASSETS	29,634,720	13,025,327
Equity
Share capital	2,601	1,721
Share premium	116,505,240	32,109,245
Share-based payment reserves	1,512,490	3,162,544
Other reserves		(100,774)
Accumulated losses	(123,135,335)	(62,015,211)
Deficit attributed to equity holders of the Parent	(5,115,004)	(26,842,475)
Non-controlling interests	(1,322,628)	(1,120,946)
Total Deficit	(6,437,632)	(27,963,421)
Non-current liabilities
Provision for employees’ end-of-service benefits	700,953	166,013
Loans and borrowings
Lease liabilities	168,799	135,967
Government grants	498,460	310,163
Deferred tax liabilities		14,625
Total non-current liabilities	1,368,212	626,768
Current liabilities
Trade and other payables	26,522,239	15,892,129
Government grants	22,289	81,606
Contract liabilities	4,536,370	3,150,431
Loans and borrowings		18,526,802
Amount due to related parties	2,436,308	2,070,847
Warrant liabilities	562,722
Income tax payable	432,211	518,500
Bank overdrafts	3,756	17,432
Lease liabilities	188,245	104,233
Total current liabilities	34,704,140	40,361,980
Total liabilities	36,072,352	40,988,748
TOTAL EQUITY AND LIABILITIES	$ 29,634,720	$ 13,025,327